Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenues	$ 909,270	$ 730,506
Direct cost of revenues	524,020	398,545
Gross profit	385,250	331,961
Operating expenses
General and administrative	103,742	105,939
Research and development	129,416	140,442
Sales and marketing	234,290	250,371
Depreciation of property and equipment	6,634	5,471
Depreciation of right-of-use assets	7,946	8,244
Foreign exchange loss (gain)	882	(199)
Acquisition-related compensation	3,105	41,792
Amortization of intangible assets	95,048	101,546
Expense of restructuring activities	7,206	28,683
Goodwill impairment	0	748,712
Total operating expenses	588,269	1,431,001
Operating loss	(203,019)	(1,099,040)
Net interest income	42,531	24,812
Loss before income taxes	(160,488)	(1,074,228)
Income tax expense (recovery)
Current	3,799	2,469
Deferred	(323)	(6,688)
Total income tax expense (recovery)	3,476	(4,219)
Net loss	(163,964)	(1,070,009)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	(1,302)	(5,586)
Change in net unrealized gain (loss) on cash flow hedging instruments, net of tax	314	(148)
Other comprehensive loss	(988)	(5,734)
Total comprehensive loss	$ (164,952)	$ (1,075,743)
Basic net loss per share (in USD per share)	$ (1.07)	$ (7.11)
Diluted net loss per share (in USD per share)	$ (1.07)	$ (7.11)